Expense Example - SIIT Screened World Equity Ex-US Fund - SIIT Screened World Equity Ex-US Fund - Class A	Oct. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014